Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenue
Passenger	R$ 10,633,488	R$ 9,564,041	R$ 9,047,081
Cargo and other	777,866	764,993	673,416
Total net revenue	11,411,354	10,329,034	9,720,497
Operating costs and expenses
Salaries	(1,903,852)	(1,708,111)	(1,656,785)
Aircraft fuel	(3,867,673)	(2,887,737)	(2,695,390)
Aircraft rent	(1,112,837)	(939,744)	(996,945)
Sales and marketing	(581,977)	(590,814)	(555,984)
Landing fees	(743,362)	(664,170)	(687,366)
Aircraft, traffic and mileage servicing	(613,768)	(628,140)	(610,293)
Maintenance, materials and repairs	(570,333)	(368,719)	(593,090)
Depreciation and amortization	(668,516)	(505,425)	(447,668)
Passenger service expenses	(474,117)	(437,045)	(461,837)
Other operating income (expenses), net	524,656	(610,310)	(320,948)
Total operating costs and expenses	(10,011,779)	(9,340,215)	(9,026,306)
Equity results	387	544	(1,280)
Income before financial results, net and income taxes	1,399,962	989,363	692,911
Financial results
Financial income	259,728	213,446	568,504
Financial expenses	(1,061,089)	(1,050,461)	(1,271,564)
Exchange rate variation, net	(1,081,197)	(81,744)	1,367,937
Total financial results	(1,882,558)	(918,759)	664,877
Income (loss) before income taxes	(482,596)	70,604	1,357,788
Current	(52,139)	(239,846)	(257,944)
Deferred	(244,989)	547,059	(1,114)
Total income taxes	(297,128)	307,213	(259,058)
Net income (loss) for the year	(779,724)	377,817	1,098,730
Equity holders of the parent	(1,085,393)	18,792	845,985
Non-controlling interests from Smiles	R$ 305,669	R$ 359,025	R$ 252,745
Per common share	R$ (0.089)	R$ 0.002	R$ 0.070
Per preferred share	(3.115)	0.054	2.444
Per common share	(0.089)	0.002	0.070
Per preferred share	R$ (3.115)	R$ 0.053	R$ 2.440